OFFICE LEASE - RIGHT OF USE ASSET AND LEASE LIABILITY (Details)	12 Months Ended
	Jul. 31, 2022 USD ($)	Jul. 31, 2022 CAD ($)	Jul. 31, 2021 CAD ($)
Right of use assets, Beginning balance	$ 47,001	$ 47,001	$ 0
Right of use assets, addition			49,475
Right of use assets, Amortization	9,895		(2,474)
Right of use assets,Ending balance	$ 37,106	$ 37,106	$ 47,001